Total
Columbia Small Cap Index Fund
Summary of the Fund
Investment Objective
Columbia Small Cap Index Fund (the Fund) seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) SmallCap 600 ® Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
You may be required to pay such brokerage commissions and other fees to financial intermediaries when transacting in any class of Fund shares, including those that do not assess any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. Such brokerage commissions and other fees are set by the financial intermediary. You may qualify for sales charge waivers. More information is available about these sales charge waivers from your financial intermediary, and can be found in the
Choosing a Share Class
section beginning on page 23 of the Fund’s prospectus, in
Appendix A
to the prospectus beginning on page A-1 and in Appendix S to the Statement of Additional Information (SAI) under
Sales Charge Waivers
beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Small Cap Index Fund	Class A	Class Inst	Class Inst2	Class Inst3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Columbia Small Cap Index Fund		Class A	Class Inst	Class Inst2	Class Inst3
Management fees		0.20%	0.20%	0.20%	0.20%
Distribution and/or service (12b-1) fees		0.25%	none	none	none
Other expenses		none	none	none	none
Total annual Fund operating expenses	[1]	0.45%	0.20%	0.20%	0.20%
[1]	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

Expense Example - Columbia Small Cap Index Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	46	144	252	567
Class Inst	20	64	113	255
Class Inst2	20	64	113	255
Class Inst3	20	64	113	255

Expense Example, No Redemption - Columbia Small Cap Index Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	46	144	252	567
Class Inst	20	64	113	255
Class Inst2	20	64	113	255
Class Inst3	20	64	113	255

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks that comprise the S&P SmallCap 600 Index (the Index).
The Fund may invest in derivatives, such as futures (including equity index futures), for cash equitization purposes.
Different common stocks have different weightings in the Index, depending on the amount of stock outstanding and the stock’s current price. In seeking to match the performance of the Index, Columbia Management Investment Advisers, LLC (the Investment Manager) attempts to allocate the Fund’s assets among common stocks in approximately the same weightings as the Index. This is referred to as a passive or indexing approach to investing.
As a result of the Fund’s indexing approach to investing, the Fund will typically emphasize within the portfolio those economic sectors emphasized by the Index, such as the financial services sector.
The Fund attempts to achieve at least a 95% correlation between the performance of the Index and the Fund’s investment results, before fees and expenses.

Principal Risks
An investment in the Fund involves risks, including
Correlation/Tracking Error Risk
,
Passive Investment Risk
,
 Small-Cap Stock Risk
, and
Market Risk
, among others. Descriptions of these and other principal risks of investing in the Fund are provided below.
There is no assurance that the Fund will achieve its investment objective and you may lose money
. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Correlation/Tracking Error Risk.
The Fund’s value will generally decline when the performance of the Index declines. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. In addition, the Fund bears management and other expenses and transaction costs in trading securities or other instruments, which the Index does not bear. The Fund, unlike the Index, is subject to regulatory requirements that can limit the Fund’s investments relative to what the Index can hold. Accordingly, the Fund’s performance will likely fail to match the performance of the Index, after taking expenses into account, as well as regulatory limitations. It is not possible to invest directly in an index.
Derivatives Risk.
Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Futures Contracts Risk.
A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Issuer Risk.
An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of an investment in the Fund.
■
Small-Cap Stock Risk.
Investments in small-capitalization companies (small-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small-cap companies may be less liquid and more volatile than the securities of larger companies.

Market Risk.
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The coronavirus disease 2019 (COVID-19) pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Passive Investment Risk.
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its tracking index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be, representative of its tracking index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued.
Sector Risk.
At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business within one or more economic sectors, including the financial services sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
■
Financial Services Sector.
The Fund is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and the interest rates and fees they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares for periods prior to its inception date. Share classes with expenses that are higher than Class A shares will have performance that is lower than Class A shares. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the
Average Annual Total Returns
table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Year by Year Total Return (%) as of December 31 Each Year
[1]	Year to Date return as of March 31, 2021: 17.97%

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 4th Quarter 2020 31.13% Worst 1st Quarter 2020 -32.69%
Average Annual Total Returns (for periods ended December 31, 2020)
Average Annual Total Returns - Columbia Small Cap Index Fund	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	Oct. 15, 1996	10.92%	11.90%	11.43%
Class A | returns after taxes on distributions	Oct. 15, 1996	10.05%	10.10%	9.68%
Class A | returns after taxes on distributions and sale of Fund shares	Oct. 15, 1996	6.92%	9.16%	9.03%
Class Inst	Oct. 15, 1996	11.20%	12.19%	11.70%
Class Inst2	Nov. 08, 2012	11.22%	12.19%	11.66%
Class Inst3	Mar. 01, 2017	11.22%	12.13%	11.55%
S&P SmallCap 600 Index (reflects no deductions for fees, expenses or taxes)		11.29%	12.37%	11.92%